Accounts Receivable, Net - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable	$ 32,566	$ 31,081
Less: Provision for losses on accounts receivables	(2,489)	(2,856)	$ (2,781)	$ (2,212)
Accounts receivable, net	$ 30,077	$ 28,225